Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
AmendmentDescription	Financials have been updated to reflect second quarter financial statements.
Document Period End Date	Jun. 30, 2013
Trading Symbol	AJG
Entity Registrant Name	GALLAGHER ARTHUR J & CO
Entity Central Index Key	0000354190
Entity Filer Category	Large Accelerated Filer